Accounts payable and accrued liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Accounts payable and accrued liabilities
Schedule of breakdown of accounts payable and accrued liabilities

	September 30,	September 30,
	2025	2024
Trade payable	$409,696	$881,835
Sales tax payable	47,427	—
Accrued liabilities	744,320	610,558
Salary, bonus and vacation payable	1,109,219	168,244
Total	$2,310,662	$1,660,637